INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials	$ 891	$ 1,009
Finished goods	2,734	2,699
Inventory	$ 3,625	$ 3,708